Consolidated Balance sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and non-interest bearing deposits in other financial institutions	$ 11,758	$ 8,512
Interest bearing deposits in other financial institutions	9,256	24,827
Federal funds sold	110	412
Total cash and cash equivalents	21,124	33,751
Securities available-for-sale	194,296	187,475
Loans held-for-sale	136	323
Loans receivable	437,821	436,981
Less: allowance for loan losses	(7,189)	(8,421)
Net loans receivable	430,632	428,560
Federal Home Loan Bank stock	3,086	3,086
Accrued interest receivable	2,480	2,483
Premises and equipment	17,260	17,678
Foreclosed real estate	1,084	425
Cash value of bank owned life insurance	16,396	12,516
Prepaid FDIC insurance premium	0	991
Other assets	6,959	4,557
Total assets	693,453	691,845
LIABILITIES AND STOCKHOLDERS' EQUITY
Non-interest bearing	73,430	75,228
Interest bearing	499,463	491,181
Total	572,893	566,409
Repurchase agreements	14,031	16,298
Borrowed funds	30,898	33,207
Accrued expenses and other liabilities	8,870	8,280
Total liabilities	626,692	624,194
Stockholders' Equity:
Preferred stock, no par or stated value; 10,000,000 shares authorized, none outstanding	0	0
Common stock, no par or stated value; 10,000,000 shares authorized; shares issued: December 31, 2013 - 2,897,202 December 31, 2012 - 2,888,902 shares outstanding: December 31, 2013 - 2,841,164 December 31, 2012 - 2,839,137	361	361
Additional paid-in capital	5,229	5,189
Accumulated other comprehensive income	(3,151)	2,339
Retained earnings	65,519	60,817
Treasury stock, common shares at cost: December 31, 2013 - 56,038 December 31, 2012 - 49,765	(1,197)	(1,055)
Total stockholders' equity	66,761	67,651
Total liabilities and stockholders' equity	$ 693,453	$ 691,845